PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	At December 31,	At December 31,
	2020	2021
	$	$
Buildings	533,647	724,940
Leasehold improvements	14,804	32,995
Machinery	1,191,780	1,477,638
Furniture, fixtures and equipment	75,656	86,616
Motor vehicles	7,643	9,833
Land	20,231	31,691
	1,843,761	2,363,713
Accumulated depreciation	(827,601)	(1,019,988)
Impairment	(52,149)	(42,828)
Subtotal	964,011	1,300,897
Construction in process	193,720	100,980
Property, plant and equipment, net	1,157,731	1,401,877